Insurance Liabilities - Weighted-average interest rates (Details)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Individual Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Weighted-average interest rate, original discount rate	3.65%	3.58%	3.04%	3.23%
Weighted-average interest rate, current discount rate	5.33%	5.32%	3.72%	2.75%
Group Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Weighted-average interest rate, original discount rate	5.19%	5.17%	4.70%	4.96%
Weighted-average interest rate, current discount rate	4.91%	5.30%	3.68%	2.68%
Life Insurance
Liability for Future Policy Benefit, Activity [Line Items]
Weighted-average interest rate, original discount rate	4.11%	4.08%	4.12%	4.11%
Weighted-average interest rate, current discount rate	5.08%	5.33%	3.72%	2.85%
Life Insurance | Universal Life
Liability for Future Policy Benefit, Activity [Line Items]
Weighted-average interest rate, current discount rate	3.76%	3.76%	3.75%	3.74%
Institutional Markets
Liability for Future Policy Benefit, Activity [Line Items]
Weighted-average interest rate, original discount rate	3.76%	3.56%	3.23%	3.22%
Weighted-average interest rate, current discount rate	5.04%	5.30%	3.59%	2.71%
Corporate & Other
Liability for Future Policy Benefit, Activity [Line Items]
Weighted-average interest rate, original discount rate	4.88%	4.88%	4.80%	4.83%
Weighted-average interest rate, current discount rate	5.10%	5.36%	3.92%	3.08%
Corporate & Other | Universal Life
Liability for Future Policy Benefit, Activity [Line Items]
Weighted-average interest rate, current discount rate	4.24%	4.24%	4.20%	4.21%